Intangible assets (Tables)	3 Months Ended
Mar. 31, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
The table below provides a rollforward of the Company’s intangible assets as of March 31, 2022 and 2021.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Licenses	Software	Total
January 1, 2022	12,985	631	1,052	176	14,844
Additions	195	82	—	19	296
Exchange differences	—	—	—	(1)	(1)
March 31, 2022	13,180	713	1,052	194	15,139

Accumulated Amortization
January 1, 2022	(1,069)	—	(50)	(143)	(1,262)
Amortization charge	—	—	(19)	(7)	(26)
March 31, 2022	(1,069)	—	(69)	(150)	(1,288)

Net book amount as of March 31, 2022	12,111	713	983	44	13,851

Cost
January 1, 2021	11,144	—	—	168	11,312
Transfers	—	—	—	(6)	(6)
March 31, 2021	11,144	—	—	162	11,306

Accumulated Amortization
January 1, 2021	(1,069)	—	—	(64)	(1,133)
Amortization charge	—	—	—	(25)	(25)
Exchange differences	—	—	—	(1)	(1)
March 31, 2021	(1,069)	—	—	(90)	(1,159)

Net book amount as of March 31, 2021	10,075	—	—	72	10,147